FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details 3) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
CVA	$ (53,398)	$ (51,997)	$ (97)
DVA	1,369	1,247
Derivatives Held For Hedging [Member]
Disclosure of financial assets [line items]
CVA	(2)	(36)
DVA	815	244
Derivatives Held For Hedging [Member] | Fair Value Hedges [Member]
Disclosure of financial assets [line items]
CVA	(11)	(12)
DVA	783	274
Derivatives Held For Hedging [Member] | Fair Value Hedges [Member] | Currency Forwards [Member]
Disclosure of financial assets [line items]
CVA
DVA
Derivatives Held For Hedging [Member] | Fair Value Hedges [Member] | Currency Swaps [Member]
Disclosure of financial assets [line items]
CVA	(5)	9
DVA	222	37
Derivatives Held For Hedging [Member] | Fair Value Hedges [Member] | Interest Rate Swaps [Member]
Disclosure of financial assets [line items]
CVA	(6)	(21)
DVA	561	237
Derivatives Held For Hedging [Member] | Cash Flow Hedges [Member]
Disclosure of financial assets [line items]
CVA	1	(18)
DVA	54	(6)
Derivatives Held For Hedging [Member] | Cash Flow Hedges [Member] | Currency Forwards [Member]
Disclosure of financial assets [line items]
CVA	(1)	(17)
DVA	(13)
Derivatives Held For Hedging [Member] | Cash Flow Hedges [Member] | Currency Swaps [Member]
Disclosure of financial assets [line items]
CVA		(1)
DVA	27	5
Derivatives Held For Hedging [Member] | Cash Flow Hedges [Member] | Interest Rate Swaps [Member]
Disclosure of financial assets [line items]
CVA	2
DVA	40	(11)
Derivatives Held For Hedging [Member] | Hedges Of Net Investment In Foreign Operations [Member]
Disclosure of financial assets [line items]
CVA	8	(6)
DVA	(22)	24
Derivatives Held For Hedging [Member] | Hedges Of Net Investment In Foreign Operations [Member] | Currency Forwards [Member]
Disclosure of financial assets [line items]
CVA	8	(6)
DVA	(22)	24
Derivatives Held For Hedging [Member] | Hedges Of Net Investment In Foreign Operations [Member] | Currency Swaps [Member]
Disclosure of financial assets [line items]
CVA
DVA
Derivatives Held For Hedging [Member] | Hedges Of Net Investment In Foreign Operations [Member] | Interest Rate Swaps [Member]
Disclosure of financial assets [line items]
CVA
DVA
Derivatives Held For Trading [Member]
Disclosure of financial assets [line items]
CVA	(53,396)	(51,961)	(97)
DVA	554	1,003
Derivatives Held For Trading [Member] | Currency Forwards [Member]
Disclosure of financial assets [line items]
CVA	(258)	(1,161)	(477)
DVA	(724)	(72)
Derivatives Held For Trading [Member] | Currency Swaps [Member]
Disclosure of financial assets [line items]
CVA	(42,829)	(28,951)	537
DVA	367	526
Derivatives Held For Trading [Member] | Interest Rate Swaps [Member]
Disclosure of financial assets [line items]
CVA	(10,244)	(21,860)	(157)
DVA	911	549
Derivatives Held For Trading [Member] | Currency Call Options [Member]
Disclosure of financial assets [line items]
CVA		(10)
DVA
Derivatives Held For Trading [Member] | Currency Put Options [Member]
Disclosure of financial assets [line items]
CVA	(65)	21
DVA